Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 204,183	$ 51,401	$ 73,360
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(30,014)	(30,801)	(34,681)
Realized capital gains and losses	(66,332)	(1,639)	(27,118)
Interest credited to contractholder funds	97,377	102,761	108,637
Changes in:
Policy benefits and other insurance reserves	(17,780)	(35,690)	(39,605)
Deferred policy acquisition costs	(7,530)	(812)	992
Income taxes	(53,734)	18,344	(12,877)
Other operating assets and liabilities	(28,736)	(32,899)	(23,938)
Net cash provided by operating activities	97,434	70,665	44,770
Proceeds from sales
Fixed income securities	192,227	388,051	623,613
Equity securities	125,416	72,776	1,557
Limited partnership interests	77,017	52,235	41,037
Investment collections
Fixed income securities	298,852	389,627	419,502
Mortgage loans	65,183	76,008	55,218
Investment purchases
Fixed income securities	(477,765)	(603,782)	(701,779)
Equity securities	(68,002)	(77,719)	(8,136)
Limited partnership interests	(67,015)	(73,942)	(90,929)
Mortgage loans	(78,783)	(75,979)	(175,218)
Change in short-term investments, net	3,104	(22,399)	28,915
Change in policy loans and other investments, net	1,440	(758)	(678)
Net cash provided by investing activities	71,674	124,118	193,102
Cash flows from financing activities
Contractholder fund deposits	97,287	99,341	95,437
Contractholder fund withdrawals	(274,887)	(294,277)	(347,405)
Other	(2,400)
Net cash used in financing activities	(180,000)	(194,936)	(251,968)
Net decrease in cash	(10,892)	(153)	(14,096)
Cash at beginning of year	15,755	15,908	30,004
Cash at end of year	$ 4,863	$ 15,755	$ 15,908